VINTAGE ANNUITY

ANNUAL REPORT
DECEMBER 31, 1996

                 THE TRAVELERS FUND BD
                 FOR VARIABLE ANNUITIES

[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

ASSETS:
 Investments in eligible funds at market value:
      Travelers Series Fund Inc.:
            Alliance Growth Portfolio, 15,971,658 shares (cost $212,538,355)........................  $ 268,004,422
            Van Kampen American Capital Enterprise Portfolio, 5,840,606 shares (cost $76,780,466)...     92,339,974
            TBC Managed Income Portfolio, 1,942,452 shares (cost $20,764,747).......................     20,784,235
            G.T. Global Strategic Income Portfolio, 1,579,431 shares (cost $17,111,542).............     18,763,644
            Smith Barney High Income Portfolio, 4,450,230 shares (cost $49,858,605).................     52,690,729
            Smith Barney International Equity Portfolio, 9,145,616 shares (cost $98,628,311)........    114,868,937
            Smith Barney Income and Growth Portfolio, 7,007,128 shares (cost $88,570,798)...........    105,527,348
            Smith Barney Money Market Portfolio, 65,851,856 shares (cost $65,851,856)...............     65,851,856
            Putnam Diversified Income Portfolio, 6,015,886 shares (cost $67,132,707)................     69,603,797
            Smith Barney Pacific Basin Portfolio, 1,372,222 shares (cost $13,046,211)...............     13,777,106
            MFS Total Return Portfolio, 8,639,298 shares (cost $100,388,021)........................    113,779,555
            AIM Capital Appreciation Portfolio, 8,254,953 shares (cost $84,436,672).................     91,052,129
      The Travelers Series Trust:
            MFS Emerging Growth Portfolio, 505,023 shares (cost $5,493,405).........................      5,327,996
      Smith Barney Series Fund:
            Total Return Portfolio, 6,726,431 shares (cost $87,870,312).............................    105,806,760
                                                                                                      -------------

             Total Investments (cost $988,472,008)..................................................                $ 1,138,178,488

 Receivables:
      Dividends.....................................................................................                        129,190
      Purchase payments and transfers from other Travelers accounts.................................                      2,898,308
 Other assets.......................................................................................                         17,187
                                                                                                                    ---------------
            Total Assets............................................................................                  1,141,223,173
                                                                                                                    ---------------

LIABILITIES:
 Payable for contract surrenders and transfers to other Travelers accounts..........................                      1,224,588
 Accrued liabilities................................................................................                        265,067
                                                                                                                    ---------------
                Total Liabilities...................................................................                      1,489,655
                                                                                                                    ---------------
NET ASSETS:                                                                                                         $ 1,139,733,518
                                                                                                                    ===============

                       See Notes to Financial Statements

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996



INVESTMENT INCOME:
 Dividends..............................................................                       $  30,140,850

EXPENSES:
 Insurance charges......................................................      $   9,274,982
 Administrative fees....................................................          1,298,993
                                                                              -------------

  Total expenses........................................................                          10,573,975
                                                                                               -------------
   Net investment income................................................                          19,566,875
                                                                                               -------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
 Realized gain from investment transactions:
  Proceeds from investments sold........................................         44,883,919
  Cost of investments sold..............................................         42,369,055
                                                                              -------------

   Net realized gain....................................................                           2,514,864

 Change in unrealized gain on investments:
  Unrealized gain at December 31, 1995..................................         33,086,025
  Unrealized gain at December 31, 1996..................................        149,706,480
                                                                              -------------

   Net change in unrealized gain for the year...........................                         116,620,455
                                                                                               -------------
    Net realized gain and change in unrealized gain.....................                         119,135,319
                                                                                               -------------
 Net increase in net assets resulting from operations...................                       $ 138,702,194
                                                                                               =============


                       See Notes to Financial Statements

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                                           1996                1995
                                                                                           ----                ----
OPERATIONS:
 Net investment income.............................................................. $   19,566,875      $   10,885,538
 Net realized gain from investment transactions.....................................      2,514,864             204,102
 Net change in unrealized gain (loss) on investments................................    116,620,455          35,109,162
                                                                                     --------------      --------------
  Net increase in net assets resulting from operations..............................    138,702,194          46,198,802
                                                                                     --------------      --------------
UNIT TRANSACTIONS:
 Participant purchase payments
  (applicable to 309,302,224 and 354,498,881 units, respectively)...................    383,170,981         402,861,925
 Participant transfers from other Travelers accounts
  (applicable to 144,063,150 and 71,152,191 units, respectively)....................    180,135,696          80,569,733
 Administrative charges
  (applicable to 151,433 and 47,422 units, respectively)............................       (194,398)            (55,076)
 Contract surrenders
  (applicable to 16,185,043 and 8,346,617 units, respectively)......................    (20,667,720)         (7,774,891)
 Participant transfers to other Travelers accounts
  (applicable to 97,380,805 and 42,873,181 units, respectively).....................   (112,209,151)        (47,707,531)
 Other payments to participants
  (applicable to 6,579,537 and 1,036,056 units, respectively).......................     (8,630,013)         (1,169,880)
                                                                                     --------------      --------------
   Net increase in net assets resulting from unit transactions......................    421,605,395         426,724,280
                                                                                     --------------      --------------
    Net increase in net assets......................................................    560,307,589         472,923,082

NET ASSETS:
  Beginning of year.................................................................    579,425,929         106,502,847
                                                                                     --------------      --------------
  End of year....................................................................... $1,139,733,518      $  579,425,929
                                                                                     ==============      ==============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund BD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund BD are:
    Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio (formerly American Capital Enterprise Portfolio), TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.); MFS Emerging Growth Portfolio of The Travelers Series Trust; and Total Return Portfolio of Smith Barney Series Fund. Travelers Series Fund Inc. is incorporated under Maryland law. The Travelers Series Trust and Smith Barney Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers.

    The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $501,446,579 and $44,883,919, respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $988,472,008 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $149,871,889. Gross unrealized depreciation for all investments at December 31, 1996 was $165,409.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD on an annual basis.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD on an annual basis.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $407,279 and $159,900 of contingent deferred sales charges for the years ended December 31, 1996 and 1995, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                                    DECEMBER 31, 1996
                                                                ---------------------------------------------------------
                                                                ACCUMULATION    ANNUITY      UNIT              NET
                                                                    UNITS        UNITS       VALUE            ASSETS
                                                                    -----        -----       -----            ------
Travelers Series Fund Inc.
 Alliance Growth Portfolio
  Standard..................................................     123,279,471     14,430    $    1.785     $   220,062,214
  Enhanced..................................................      27,251,039          -         1.772          48,295,268
 Van Kampen American Capital Enterprise Portfolio
  Standard..................................................      45,338,023          -         1.655          75,021,219
  Enhanced..................................................      10,651,957          -         1.643          17,501,300
 TBC Managed Income Portfolio
  Standard..................................................      15,376,353          -         1.163          17,875,229
  Enhanced..................................................       2,501,925          -         1.154           2,888,148
 G.T. Global Strategic Income Portfolio
  Standard..................................................      11,497,954      7,544         1.316          15,138,743
  Enhanced..................................................       2,795,018          -         1.306           3,651,689
 Smith Barney High Income Portfolio
  Standard..................................................      33,737,041          -         1.300          43,850,052
  Enhanced..................................................       6,918,760     13,015         1.291           8,945,892
 Smith Barney International Equity Portfolio
  Standard..................................................      77,527,235     26,827         1.222          94,762,761
  Enhanced..................................................      16,661,870          -         1.213          20,214,879
 Smith Barney Income and Growth Portfolio
  Standard..................................................      57,479,118          -         1.528          87,835,657
  Enhanced..................................................      12,169,907          -         1.517          18,465,517
 Smith Barney Money Market Portfolio
  Standard..................................................      49,671,946          -         1.098          54,523,417
  Enhanced..................................................      10,166,432     10,010         1.090          11,091,357
 Putnam Diversified Income Portfolio
  Standard..................................................      43,879,497     18,569         1.252          54,945,229
  Enhanced..................................................      11,776,554     11,965         1.243          14,650,677
 Smith Barney Pacific Basin Portfolio
  Standard..................................................      10,502,076     11,393         0.983          10,339,822
  Enhanced..................................................       3,487,131          -         0.977           3,405,342
 MFS Total Return Portfolio
  Standard..................................................      68,216,853     18,948         1.376          93,891,229
  Enhanced..................................................      14,689,857          -         1.366          20,070,193
 AIM Capital Appreciation Portfolio
  Standard..................................................      71,085,132          -         1.088          77,333,394
  Enhanced..................................................      12,861,969          -         1.084          13,944,449

The Travelers Series Trust
 MFS Emerging Growth Portfolio
  Standard..................................................       4,789,844          -         1.005           4,815,199
  Enhanced..................................................         780,369          -         1.005             784,137

Smith Barney Series Fund
 Total Return Portfolio
  Standard..................................................      58,898,210          -         1.550          91,301,246
  Enhanced..................................................       9,168,615          -         1.541          14,129,259
                                                                                                          ---------------

Net Contract Owners' Equity...........................................................................    $ 1,139,733,518
                                                                                                          ===============

                      This page intentionally left blank.

5.       SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                                                                          VAN KAMPEN
                                                                                                       AMERICAN CAPITAL
                                                                      ALLIANCE GROWTH PORTFOLIO      ENTERPRISE PORTFOLIO
                                                                      --------------------------   ------------------------
                                                                         1996             1995          1996          1995
                                                                         ----             ----          ----          ----
INVESTMENT INCOME:
Dividends.........................................................  $   9,816,609  $   4,161,477   $    289,639  $  1,467,553
                                                                    -------------  -------------   ------------  ------------
EXPENSES:
Insurance charges.................................................      2,169,443        756,535        751,363       196,954
Administrative fees...............................................        303,331        104,779        104,909        27,184
                                                                    -------------  -------------   ------------  ------------
      Net investment income (loss)................................      7,343,835      3,300,163       (566,633)    1,243,415
                                                                    -------------  -------------   ------------  ------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold................................      3,105,789        420,100        627,969       137,452
    Cost of investments sold......................................      2,042,913        325,568        435,377       108,756
                                                                    -------------  -------------   ------------  ------------

      Net realized gain (loss)....................................      1,062,876         94,532        192,592        28,696
                                                                    -------------  -------------   ------------  ------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year......................     13,022,560        141,949      2,189,023        32,282
    Unrealized gain (loss) end of year............................     55,466,067     13,022,560     15,559,508     2,189,023
                                                                    -------------  -------------   ------------  ------------

      Net change in unrealized gain (loss) for the year...........     42,443,507     12,880,611     13,370,485     2,156,741
                                                                    -------------  -------------   ------------  ------------
Net increase (decrease) in net assets
      resulting from operations...................................     50,850,218     16,275,306     12,996,444     3,428,852
                                                                    -------------  -------------   ------------  ------------



UNIT TRANSACTIONS:
Participant purchase payments.....................................     61,004,662     86,330,764     26,547,791    32,824,166
Participant transfers from other Travelers accounts...............     35,105,480     18,954,600     13,168,168     6,023,872
Administrative charges............................................        (50,141)       (15,912)       (15,153)       (3,138)
Contract surrenders...............................................     (4,437,655)    (1,885,730)    (1,434,621)     (349,775)
Participant transfers to other Travelers accounts.................    (11,489,385)    (5,093,545)    (3,275,514)   (1,671,606)
Other payments to participants....................................     (1,941,149)      (224,238)      (425,382)      (23,650)
                                                                    -------------  -------------   ------------  ------------
    Net increase in net assets resulting
      from unit transactions......................................     78,191,812     98,065,939     34,565,289    36,799,869
                                                                    -------------  -------------   ------------  ------------
      Net increase in net assets..................................    129,042,030    114,341,245     47,561,733    40,228,721



NET ASSETS:
    Beginning of year.............................................    139,315,452     24,974,207     44,960,786     4,732,065
                                                                    -------------  -------------   ------------  ------------
    End of year...................................................  $ 268,357,482  $ 139,315,452   $ 92,522,519  $ 44,960,786
                                                                    =============  =============   ============  ============

                                                                                 TBC Managed
                                                                               Income Portfolio
                                                                      ------------------------------
                                                                           1996              1995
                                                                           ----              ----
INVESTMENT INCOME:
Dividends.........................................................    $    902,359      $    735,632
                                                                      ------------      ------------
EXPENSES:
Insurance charges.................................................         199,423            86,861
Administrative fees...............................................          28,191            12,219
                                                                      ------------      ------------
      Net investment income (loss)................................         674,745           636,552
                                                                      ------------      ------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold................................       1,963,926           175,140
    Cost of investments sold......................................       1,832,633           170,011
                                                                      ------------      ------------

      Net realized gain (loss)....................................         131,293             5,129
                                                                      ------------      ------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year......................         392,297           (51,965)
    Unrealized gain (loss) end of year............................          19,488           392,297
                                                                      ------------      ------------

      Net change in unrealized gain (loss) for the year...........        (372,809)          444,262
                                                                      ------------      ------------
Net increase (decrease) in net assets
      resulting from operations...................................         433,229         1,085,943
                                                                      ------------      ------------

UNIT TRANSACTIONS:
Participant purchase payments.....................................       5,994,394         9,503,149
Participant transfers from other Travelers accounts...............       2,753,639         1,402,447
Administrative charges............................................          (2,971)           (1,145)
Contract surrenders...............................................        (511,153)         (258,982)
Participant transfers to other Travelers accounts.................      (2,333,056)         (581,784)
Other payments to participants....................................        (492,301)          (42,780)
                                                                      ------------      ------------
    Net increase in net assets resulting
      from unit transactions......................................       5,408,552        10,020,905
                                                                      ------------      ------------

      Net increase in net assets..................................       5,841,781        11,106,848

NET ASSETS:
    Beginning of year.............................................      14,921,596         3,814,748
                                                                      ------------      ------------

    End of year...................................................    $ 20,763,377      $ 14,921,596
                                                                      ============      ============

   G.T. GLOBAL STRATEGIC            SMITH BARNEY                   SMITH BARNEY              SMITH BARNEY INCOME
     INCOME PORTFOLIO          HIGH INCOME PORTFOLIO     INTERNATIONAL EQUITY PORTFOLIO      AND GROWTH PORTFOLIO
--------------------------   --------------------------  ------------------------------   -------------------------
    1996           1995           1996          1995            1996          1995           1996           1995
    ----           ----           ----          ----            ----          ----           ----           ----
$  1,482,115  $    374,859   $  2,988,430  $  1,166,940   $     116,506  $     71,145   $   2,370,046  $    823,312
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

     152,906        66,231        438,067       128,351         985,087       388,285         829,045       249,794
      21,322         9,065         61,547        18,031         137,895        53,700         116,092        34,696
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------
   1,307,887       299,563      2,488,816     1,020,558      (1,006,476)     (370,840)      1,424,909       538,822
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------


     401,825       338,190      1,164,676       596,151         747,728       266,046         588,953       161,301
     352,981       330,843      1,038,182       584,832         623,511       284,870         402,651       139,017
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

      48,844         7,347        126,494        11,319         124,217       (18,824)        186,302        22,284
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

     607,235      (179,821)       684,556      (113,195)      2,744,085    (1,182,006)      5,357,875      (196,959)
   1,652,102       607,235      2,832,124       684,556      16,240,626     2,744,085      16,956,550     5,357,875
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

   1,044,867       787,056      2,147,568       797,751      13,496,541     3,926,091      11,598,675     5,554,834
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

   2,401,598     1,093,966      4,762,878     1,829,628      12,614,282     3,536,427      13,209,886     6,115,940
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------


   5,288,275     5,402,931     19,997,369    20,687,029      28,969,297    33,434,139      35,890,271    30,974,631
   2,019,060       952,268      5,668,106     3,098,805      17,689,935     9,317,337      12,396,460     4,408,848
      (3,076)       (1,400)        (6,641)       (1,805)        (24,379)      (10,690)        (15,158)       (4,438)
    (351,124)     (114,398)    (1,305,418)     (428,763)     (1,875,077)     (703,459)     (1,607,648)     (401,636)
    (559,024)     (459,906)    (3,650,986)   (1,450,391)     (4,085,495)   (2,189,208)     (2,526,626)     (898,610)
    (102,212)      (46,771)      (438,913)     (177,874)       (747,726)      (75,039)       (679,755)      (46,045)
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

   6,291,899     5,732,724     20,263,517    21,727,001      39,926,555    39,773,080      43,457,544    34,032,750
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

   8,693,497     6,826,690     25,026,395    23,556,629      52,540,837    43,309,507      56,667,430    40,148,690


  10,096,935     3,270,245     27,769,549     4,212,920      62,436,803    19,127,296      49,633,744     9,485,054
------------  ------------   ------------  ------------   -------------  ------------   -------------  ------------

$ 18,790,432  $ 10,096,935   $ 52,795,944  $ 27,769,549   $ 114,977,640  $ 62,436,803   $ 106,301,174  $ 49,633,744
============  ============   ============  ============   =============  ============   =============  ============

5.       SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)


                                                                    SMITH BARNEY                     PUTNAM
                                                               MONEY MARKET PORTFOLIO      DIVERSIFIED INCOME PORTFOLIO
                                                             ---------------------------   ----------------------------
                                                                  1996          1995           1996          1995
                                                                  ----          ----           ----          ----
INVESTMENT INCOME:
Dividends..................................................  $   2,820,044  $  1,162,345   $  3,684,313  $  1,761,448
                                                             -------------  ------------   ------------  ------------
EXPENSES:
Insurance charges..........................................        626,011       243,101        604,394       229,754
Administrative fees........................................         87,663        33,566         83,790        31,336
                                                             -------------  ------------   ------------  ------------
      Net investment income (loss).........................      2,106,370       885,678      2,996,129     1,500,358
                                                             -------------  ------------   ------------  ------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................     30,479,851    11,782,693      1,057,117       262,948
    Cost of investments sold...............................     30,479,851    11,782,693        930,448       254,352
                                                             -------------  ------------   ------------  ------------

      Net realized gain (loss).............................              -             -        126,669         8,596
                                                             -------------  ------------   ------------  ------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year...............              -             -      1,447,661       (62,230)
    Unrealized gain (loss) end of year.....................              -             -      2,471,090     1,447,661
                                                             -------------  ------------   ------------  ------------

      Net change in unrealized gain (loss) for the year....              -             -      1,023,429     1,509,891
                                                             -------------  ------------   ------------  ------------
Net increase (decrease) in net assets
      resulting from operations............................      2,106,370       885,678      4,146,227     3,018,845
                                                             -------------  ------------   ------------  ------------

UNIT TRANSACTIONS:
Participant purchase payments..............................     61,862,581    60,911,919     21,052,427    24,989,920
Participant transfers from other Travelers accounts........     22,480,733     8,062,764      9,058,694     4,735,354
Administrative charges.....................................         (8,289)       (2,266)       (10,681)       (4,087)
Contract surrenders........................................     (2,619,667)   (1,963,486)    (1,515,474)     (545,688)
Participant transfers to other Travelers accounts..........    (66,134,151)  (30,581,456)    (3,040,509)   (1,069,291)
Other payments to participants.............................       (387,857)      (82,649)      (683,955)      (97,206)
                                                             -------------  ------------   ------------  ------------
    Net increase in net assets resulting
      from unit transactions...............................     15,193,350    36,344,826     24,860,502    28,009,002
                                                             -------------  ------------   ------------  ------------
      Net increase in net assets...........................     17,299,720    37,230,504     29,006,729    31,027,847

NET ASSETS:
    Beginning of year......................................     48,315,054    11,084,550     40,589,177     9,561,330
                                                             -------------  ------------   ------------  ------------

    End of year............................................  $  65,614,774  $ 48,315,054   $ 69,595,906  $ 40,589,177
                                                             =============  ============   ============  ============

                                                                      SMITH BARNEY
                                                                 PACIFIC BASIN PORTFOLIO
                                                                -------------------------
                                                                     1996         1995
                                                                     ----         ----
INVESTMENT INCOME:
Dividends..................................................     $     85,088  $    22,050
                                                                ------------  -----------
EXPENSES:
Insurance charges..........................................          130,320       48,102
Administrative fees........................................           17,916        6,534
                                                                ------------  -----------
      Net investment income (loss).........................          (63,148)     (32,586)
                                                                ------------  -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................        1,510,099       73,530
    Cost of investments sold...............................        1,555,495       83,120
                                                                ------------  -----------

      Net realized gain (loss).............................          (45,396)      (9,590)
                                                                ------------  -----------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year...............          (94,030)    (219,183)
    Unrealized gain (loss) end of year.....................          730,895      (94,030)
                                                                ------------  -----------

      Net change in unrealized gain (loss) for the year....          824,925      125,153
                                                                ------------  -----------
Net increase (decrease) in net assets
      resulting from operations............................          716,381       82,977
                                                                ------------  -----------

UNIT TRANSACTIONS:
Participant purchase payments..............................        4,266,062    4,212,825
Participant transfers from other Travelers accounts........        3,494,877      992,308
Administrative charges.....................................           (2,485)        (933)
Contract surrenders........................................         (317,932)     (79,023)
Participant transfers to other Travelers accounts..........       (1,991,724)    (118,912)
Other payments to participants.............................          (33,381)     (11,072)
                                                                ------------  -----------
    Net increase in net assets resulting
      from unit transactions...............................        5,415,417    4,995,193
                                                                ------------  -----------
      Net increase in net assets...........................        6,131,798    5,078,170

NET ASSETS:
    Beginning of year......................................        7,613,366    2,535,196
                                                                ------------  -----------

    End of year............................................     $ 13,745,164  $ 7,613,366
                                                                ============  ===========

                                      AIM CAPITAL                MFS EMERGING
MFS TOTAL RETURN PORTFOLIO      APPRECIATION PORTFOLIO         GROWTH PORTFOLIO          TOTAL RETURN PORTFOLIO
---------------------------   --------------------------   ------------------------   ----------------------------
      1996          1995           1996          1995           1996         1995          1996           1995
      ----          ----           ----          ----           ----         ----          ----           ----
$   3,828,423  $  1,727,749   $     89,374  $     24,151   $    25,251  $         -   $   1,642,653  $    737,581
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

      942,815       328,157        646,707        30,738         4,468            -         794,933       189,833
      132,120        45,649         90,846         4,267           636            -         112,735        26,982
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------
    2,753,488     1,353,943       (648,179)      (10,854)       20,147            -         734,985       520,766
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------


    1,262,839       469,662      1,197,200         3,087             -            -         775,947        40,353
      979,860       419,739      1,126,918         3,199             -            -         568,235        35,551
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

      282,979        49,923         70,282          (112)            -            -         207,712         4,802
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

    5,006,835      (205,882)      (570,345)            -             -            -       2,298,273        13,873
   13,391,534     5,006,835      6,615,457      (570,345)     (165,409)           -      17,936,448     2,298,273
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

    8,384,699     5,212,717      7,185,802      (570,345)     (165,409)           -      15,638,175     2,284,400
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

   11,421,166     6,616,583      6,607,905      (581,311)     (145,262)           -      16,580,872     2,809,968
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------


   32,478,099    37,218,089     43,928,872    19,736,982     4,210,333            -      31,680,548    36,635,381
   15,491,308     9,146,918     23,045,936     6,338,146     1,548,789            -      16,214,511     7,136,066
      (19,879)       (6,585)       (17,703)            -             -            -         (17,842)       (2,677)
   (2,264,908)     (762,981)    (1,131,730)      (26,938)       (3,561)           -      (1,291,752)     (254,032)
   (4,224,343)   (2,036,463)    (5,252,724)     (796,313)      (10,963)           -      (3,634,651)     (760,046)
   (1,226,965)     (173,925)      (573,279)            -             -            -        (897,138)     (168,631)
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

   40,233,312    43,385,053     59,999,372    25,251,877     5,744,598            -      42,053,676    42,586,061
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

   51,654,478    50,001,636     66,607,277    24,670,566     5,599,336            -      58,634,548    45,396,029


   62,306,944    12,305,308     24,670,566             -             -            -      46,795,957     1,399,928
-------------  ------------   ------------  ------------   -----------  -----------   -------------  ------------

$ 113,961,422  $ 62,306,944   $ 91,277,843  $ 24,670,566   $ 5,599,336  $         -   $ 105,430,505  $ 46,795,957
=============  ============   ============  ============   ===========  ===========   =============  ============

5.       SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)




                                                                                           COMBINED
                                                                                -----------------------------
                                                                                     1996           1995
                                                                                     ----           ----
INVESTMENT INCOME:
Dividends.....................................................................  $   30,140,850  $  14,236,242
                                                                                --------------  -------------
EXPENSES:
Insurance charges.............................................................       9,274,982      2,942,696
Administrative fees...........................................................       1,298,993        408,008
                                                                                --------------  -------------
      Net investment income (loss)............................................      19,566,875     10,885,538
                                                                                --------------  -------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold............................................      44,883,919     14,726,653
    Cost of investments sold..................................................      42,369,055     14,522,551
                                                                                --------------  -------------

      Net realized gain (loss)................................................       2,514,864        204,102
                                                                                --------------  -------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..................................      33,086,025     (2,023,137)
    Unrealized gain (loss) end of year........................................     149,706,480     33,086,025
                                                                                --------------  -------------

      Net change in unrealized gain (loss) for the year.......................     116,620,455     35,109,162
                                                                                --------------  -------------
Net increase (decrease) in net assets
      resulting from operations...............................................     138,702,194     46,198,802
                                                                                --------------  -------------

UNIT TRANSACTIONS:
Participant purchase payments.................................................     383,170,981    402,861,925
Participant transfers from other Travelers accounts...........................     180,135,696     80,569,733
Administrative charges........................................................        (194,398)       (55,076)
Contract surrenders...........................................................     (20,667,720)    (7,774,891)
Participant transfers to other Travelers accounts.............................    (112,209,151)   (47,707,531)
Other payments to participants................................................      (8,630,013)    (1,169,880)
                                                                                --------------  -------------
    Net increase in net assets resulting
      from unit transactions..................................................     421,605,395    426,724,280
                                                                                --------------  -------------

      Net increase in net assets..............................................     560,307,589    472,923,082


NET ASSETS:
    Beginning of year.........................................................     579,425,929    106,502,847
                                                                                --------------  -------------

    End of year...............................................................  $1,139,733,518  $ 579,425,929
                                                                                ==============  =============

6.       SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
         FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                                                          VAN KAMPEN
                                                                                                        AMERICAN CAPITAL
                                                               ALLIANCE GROWTH PORTFOLIO              ENTERPRISE PORTFOLIO
                                                            -------------------------------         --------------------------
                                                               1996                1995               1996            1995
                                                               ----                ----               ----            ----
Accumulation and annuity units
   beginning of year.....................................    99,904,339          23,860,599         33,041,812       4,558,743
Accumulation units purchased and
   transferred from other Travelers accounts.............    62,183,855          81,629,940         26,338,152      30,054,909
Accumulation units redeemed and
   transferred to other Travelers accounts...............   (11,542,721)         (5,583,996)        (3,389,984)     (1,571,840)
Annuity units............................................          (533)             (2,204)                 -               -
                                                            -----------         -----------         ----------      ----------
Accumulation and annuity units
   end of year...........................................   150,544,940          99,904,339         55,989,980      33,041,812
                                                            ===========         ===========         ==========      ==========
                                                                   TBC MANAGED
                                                                 INCOME PORTFOLIO
                                                             -------------------------
                                                              1996                1995
                                                              ----                ----
Accumulation and annuity units
   beginning of year.....................................   13,076,945           3,829,067
Accumulation units purchased and
   transferred from other Travelers accounts.............    7,771,745          10,065,751
Accumulation units redeemed and
   transferred to other Travelers accounts...............   (2,970,412)           (817,873)
Annuity units............................................            -                   -
                                                            ----------          ----------
Accumulation and annuity units
   end of year...........................................   17,878,278          13,076,945
                                                            ==========          ==========


                                                               G.T. GLOBAL STRATEGIC                       SMITH BARNEY
                                                                  INCOME PORTFOLIO                     HIGH INCOME PORTFOLIO
                                                             -----------------------------           -------------------------
                                                               1996               1995                1996           1995
                                                               ----               ----                ----           ----
Accumulation and annuity units
   beginning of year.....................................    9,019,702          3,462,455           23,908,189       4,267,721
Accumulation units purchased and
   transferred from other Travelers accounts.............    6,140,644          6,161,791           21,206,906      21,533,742
Accumulation units redeemed and
   transferred to other Travelers accounts...............     (859,551)          (603,392)          (4,445,210)     (1,892,168)
Annuity units............................................         (279)            (1,152)              (1,069)         (1,106)
                                                            ----------          ---------           ----------      ----------
Accumulation and annuity units
   end of year...........................................   14,300,516          9,019,702           40,668,816      23,908,189
                                                            ==========          =========           ==========      ==========
                                                            SMITH BARNEY INTERNATIONAL
                                                                 EQUITY PORTFOLIO
                                                            --------------------------
                                                              1996               1995
                                                              ----               ----
Accumulation and annuity units
   beginning of year.....................................   59,503,877         20,039,144
Accumulation units purchased and
   transferred from other Travelers accounts.............   40,470,047         42,509,931
Accumulation units redeemed and
   transferred to other Travelers accounts...............   (5,757,002)        (3,041,102)
Annuity units............................................         (990)            (4,096)
                                                            ----------         ----------
Accumulation and annuity units
   end of year...........................................   94,215,932         59,503,877
                                                            ==========         ==========


                                                                 SMITH BARNEY INCOME                     SMITH BARNEY
                                                                 AND GROWTH PORTFOLIO                MONEY MARKET PORTFOLIO
                                                            ------------------------------         --------------------------
                                                               1996               1995              1996            1995
                                                               ----               ----              ----            ----
Accumulation and annuity units
   beginning of year.....................................   38,482,886          9,668,753         45,699,686      10,919,262
Accumulation units purchased and
   transferred from other Travelers accounts.............   34,571,705         29,977,228         78,328,712      66,074,922
Accumulation units redeemed and
   transferred to other Travelers accounts...............   (3,405,566)        (1,163,095)       (64,179,188)    (31,293,647)
Annuity units............................................            -                  -               (822)           (851)
                                                            ----------         ----------         ----------      ----------
Accumulation and annuity units
   end of year...........................................   69,649,025         38,482,886         59,848,388      45,699,686
                                                            ==========         ==========         ==========      ==========
                                                                PUTNAM DIVERSIFIED
                                                                 INCOME PORTFOLIO
                                                            -------------------------
                                                              1996               1995
                                                              ----               ----
Accumulation and annuity units
   beginning of year.....................................   34,727,849          9,486,475
Accumulation units purchased and
   transferred from other Travelers accounts.............   25,380,256         26,813,384
Accumulation units redeemed and
   transferred to other Travelers accounts...............   (4,419,852)        (1,568,158)
Annuity units............................................       (1,668)            (3,852)
                                                            ----------         ----------
Accumulation and annuity units
   end of year...........................................   55,686,585         34,727,849
                                                            ==========         ==========

6.       SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
         FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)



                                                                      SMITH BARNEY                           MFS
                                                                 PACIFIC BASIN PORTFOLIO              TOTAL RETURN PORTFOLIO
                                                             ------------------------------         --------------------------
                                                                1996                1995              1996            1995
                                                                ----                ----              ----            ----
Accumulation and annuity units
   beginning of year.....................................     8,375,185           2,820,564         51,286,236      12,577,846
Accumulation units purchased and
   transferred from other Travelers accounts.............     8,058,171           5,792,679         37,667,058      41,380,324
Accumulation units redeemed and
   transferred to other Travelers accounts...............    (2,432,335)           (236,319)        (6,026,937)     (2,669,053)
Annuity units............................................          (421)             (1,739)              (699)         (2,881)
                                                             ----------          ----------         ----------      ----------
Accumulation and annuity units
   end of year...........................................    14,000,600           8,375,185         82,925,658      51,286,236
                                                             ==========          ==========         ==========      ==========
                                                                      AIM CAPITAL
                                                                 APPRECIATION PORTFOLIO
                                                               -------------------------
                                                                 1996            1995
                                                                 ----            ----
Accumulation and annuity units
   beginning of year.....................................      25,760,350              -
Accumulation units purchased and
   transferred from other Travelers accounts.............      64,913,879     26,610,743
Accumulation units redeemed and
   transferred to other Travelers accounts...............      (6,727,128)      (850,393)
Annuity units............................................               -              -
                                                               ----------     ----------
Accumulation and annuity units
   end of year...........................................      83,947,101     25,760,350
                                                               ==========     ==========



                                                                        MFS EMERGING              TOTAL RETURN
                                                                      GROWTH PORTFOLIO              PORTFOLIO
                                                                    ----------------------   --------------------------
                                                                      1996         1995        1996            1995
                                                                      ----         ----        ----            ----
Accumulation and annuity units
   beginning of year.....................................                   -           -    37,437,245       1,385,876
Accumulation units purchased and
   transferred from other Travelers accounts.............           5,584,170           -    34,750,074      37,045,728
Accumulation units redeemed and
   transferred to other Travelers accounts...............             (13,957)          -    (4,120,494)       (994,359)
Annuity units............................................                   -           -             -               -
                                                                    ---------    --------    ----------      ----------
Accumulation and annuity units
   end of year...........................................           5,570,213           -    68,066,825      37,437,245
                                                                    =========    ========    ==========      ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
    The Travelers Fund BD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD for Variable Annuities as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD for Variable Annuities or Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-FNDBD   (Annual)    (12-96)    Printed in U.S.A.